LEASES - Operating Lease Maturity Schedule (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Leases [Abstract]
2025	$ 3,797
2026	2,899
2027	2,452
2028	2,504
2029	2,548
Thereafter	4,173
Total future minimum lease payments	18,373
Less: Imputed interest	2,883
Total reported lease liability	$ 15,490